Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 838	$ 569
Restricted cash and cash equivalents	503	531
Accounts receivable	1,074	1,054
Material and supplies	589	583
Other current assets	422	365
Total current assets	3,426	3,102
Properties	41,178	40,069
Operating lease right-of-use assets	445	435
Pension asset	3,050	777
Intangible assets, goodwill and other	439	421
Total assets	48,538	44,804
Current liabilities
Accounts payable and other	2,612	2,364
Current portion of long-term debt	508	910
Total current liabilities	3,120	3,274
Deferred income taxes	9,303	8,271
Other liabilities and deferred credits	427	534
Pension and other postretirement benefits	645	767
Long-term debt	11,977	11,996
Operating lease liabilities	322	311
Shareholders' equity
Common shares	3,704	3,698
Common shares in Share Trusts	(103)	(115)
Additional paid-in capital	397	379
Accumulated other comprehensive loss	(1,995)	(3,472)
Retained earnings	20,741	19,161
Total shareholders' equity	22,744	19,651
Total liabilities and shareholders' equity	$ 48,538	$ 44,804